Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Dilutive Common Stock Equivalents (Details) - shares	3 Months Ended				12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020		Dec. 31, 2020		Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	7,372,530		7,979,784		9,231,384		8,093,044
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	4,368,486	[1]	7,936,740	[1]	6,227,340	[2]	8,050,000	[2]
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3,000,044		39,044		3,000,044		39,044
Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	4,000		4,000		4,000		4,000

[1]	4,368,486 and 7,936,740 shares of our common stock issuable upon conversion of $1,186,176 and $793,674 of Convertible Notes Payable as of March 31, 2021 and 2020, not accounting for 4.99% beneficial ownership limitations.
[2]	6,227,340 shares of our common stock issuable upon conversion of $1,294,268 of Convertible Notes Payable as of December 31, 2020, not accounting for 4.99% beneficial ownership limitations.